Restricted Cash and Investments (Details) - ZAR (R) R in Millions	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Total Restricted cash and investments [Abstract]
Restricted cash	R 390	R 330
Restricted investments	7,320	6,731
Restricted cash and investments	7,710	7,061
Current restricted cash and investments	50	46	R 39
Non-current restricted cash and investments	R 7,660	R 7,015	R 6,494